Stock Warrants and Earnouts	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Stock Warrants And Earnouts [Abstract]
Stock Warrants and Earnouts

9.	Stock Warrants and Earnout
Redeemable Convertible Preferred Stock Warrants
Warrants to purchase a total of 2,358,528
shares of Series B, D and E redeemable convertible preferred stock were initially recognized as a liability recorded at fair value upon issuance and were subject to remeasurement to fair value at each balance sheet date. As part of the Merger, Legacy ChargePoint redeemable convertible preferred stock was converted into Legacy ChargePoint common stock pursuant to the conversion rate effective immediately prior to the Merger while all related Legacy ChargePoint preferred stock warrants were converted into warrants exercisable for shares of Common Stock with terms consistent with the Legacy ChargePoint preferred stock warrants except for the number of shares exercisable therefor and the exercise price, each of which was adjusted using the Exchange Ratio. At that time, the redeemable convertible preferred stock warrant liability was remeasured and reclassified to additional paid-in capital.
The liability associated with these warrants was subject to remeasurement at each balance sheet date using the Level 3 fair value inputs. See Note 4 for further details.
The Level 3 fair value inputs used in the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

	February 26, 2021 (Merger Date)	January 31, 2021
Expected volatility	84.3%	80.5%
Risk-free interest rate	0.0%	0.1%
Dividend rate	0.0%	0.0%
Expected term (years)	0.0	1.4
Common Stock Warrants
In addition to the warrants to purchase 2,358,528 shares of Legacy ChargePoint preferred stock described above, Legacy ChargePoint had outstanding warrants to purchase 36,402,503 shares of Legacy ChargePoint common stock (collectively, “Legacy Warrants”), which now represent warrants to purchase Common Stock. During the three months ended July 31, 2021, 587,880 Legacy Warrants were net exercised resulting in the issuance of 558,100 shares of Common Stock. During the six months ended July 31, 2021, 1,685,185 Legacy Warrants were net exercised resulting in the issuance of 1,480,080 shares of Common Stock. As of July 31, 2021, there were 37,075,846 Legacy Warrants outstanding which are classified as equity.
Private Placement Warrants
The Private Placement Warrants were initially recognized as a liability on February 26, 2021, at a fair value of $127.9 million and the Private Placement Warrant liability was remeasured to fair value as of any respective exercise dates and as of July 31, 2021. The Company recorded a gain of $3.8 million and $49.2 million for the three and six months ended July 31, 2021, respectively, classified within change in fair value of warrant liabilities in the condensed consolidated statements of operations.
The Private Placement Warrants were valued using the following assumptions under the
BLM that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

	July 31, 2021	February 26, 2021
Market price of public stock	$23.65	$30.83
Exercise price	$11.50	$11.50
Expected term (years)	4.6	5.0
Volatility	70.2%	73.5%
Risk-free interest rate	0.6%	0.8%
Dividend rate	0.0%	0.0%
Public Warrants
The Public Warrants may only be exercised for a whole number of shares. The Public Warrants became exercisable 30 days after the completion of the Merger.
The Public Warrants were initially recognized as a liability on February 26, 2021 at a fair value of $153.7 million and the public warrant liability was remeasured to fair value based upon the market price as warrants were exercised.
On June 4, 2021 the Company issued a redemption notice pursuant to which all but 244,481 Public Warrants were exercised by the Public Warrant holders. At the conclusion of the redemption notice period on
July 6, 2021, the Company redeemed the remaining

244,481
Public Warrants
 outstanding
 for $0.01 per warrant. The Company recognized a loss of $14.3 million for the three months ended July 31, 2021 and a loss of $15.9 million for the six months ended July 31, 2021, classified within change in fair value of warrant liabilities in the condensed consolidated statements of operations.
During the six months ended July 31, 2021, proceeds received for the exercise of Public Warrants were $117.6 million. As of July 31, 2021, no Public Warrants remained outstanding.
Activity of warrants is set forth below:

	Legacy Common and Preferred Stock Warrants (1)	Private Placement Warrants	Public Warrants	Total Common Stock Warrants (1)
Outstanding as of January 31, 2021	38,761,031	—	—	38,761,031
Common Stock Warrants as Part of the Merger	—	6,521,568	10,470,562	16,992,130
Warrants Exercised	(1,685,185)	(4,347,712)	(10,226,081)	(16,258,978)
Warrants Redeemed	—	—	(244,481)	(244,481)

Outstanding as of July 31, 2021	37,075,846	2,173,856	—	39,249,702

(1)
The shares (and the warrants’ exercise prices) subject to the Company’s Legacy common and preferred stock warrants were restated to reflect the exchange ratio of approximately 0.9966 established in the Merger Agreement as discussed in Note 3.

Contingent Earnout Liability
During the five year period starting at the closing of the Merger (“Earnout Period”), eligible former equity holders of Legacy ChargePoint could

receive up to 27,000,000 additional shares of Common Stock (“Earnout Shares”) in the aggregate in three equal tranches if certain Earnout Triggering Events (as described in the Merger Agreement) are fully satisfied. An “Earnout Triggering Event” means the date on which the closing volume weighted-average price (“VWAP”) per share of common stock quoted on the NYSE (or the exchange on which the shares of common stock are then listed) is greater or equal to $15.00, $20.00 and $30.00 for any ten trading days within any 20 consecutive trading day period within the Earnout Period.
Upon the closing of the Merger, the contingent obligation to issue Earnout Shares was accounted for as a liability because the Earnout Triggering Events that determine the number of Earnout Shares required to be issued include events that are not solely indexed to the common stock of ChargePoint. The estimated fair value of the total Earnout Shares at the closing of the Merger on February 26, 2021, was $828.2 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available. Assumptions used in the valuation are described below.

	March 12, 2021	February 26, 2021
Current stock price	$27.84	$30.83
Expected volatility	72.00%	71.60%
Risk-free interest rate	0.85%	0.75%
Dividend rate	0.00%	0.00%
Expected term (years)	4.96	5.00
The first two Earnout Triggering Events for up to 18,000,000 of the Earnout Shares occurred on March 12, 2021, and, after withholding some of these Earnout Shares to cover
tax
withholding obligations,
 17,539,657 Earnout Shares were issued on March 19, 2021, and the estimated fair value of the earnout liability was remeasured to $743.7 million, including (i) $501.1 million related to the Earnout Shares issuable upon the occurrence of the Earnout Triggering Event associated with the $15.00 and $20.00 VWAP per share thresholds based on the Common Stock price as of March 12, 2021, and (ii) $242.6 million related to the estimated fair value of earnout liability related to the remaining 9,000,000 Earnout Shares issuable upon the occurrence of the Earnout Triggering Event associated with the $30.00 VWAP per share threshold based on a Monte Carlo simulation valuation model as of March 12, 2021, as described above. The change in fair value resulted in a gain of $84.4 million recognized in the condensed consolidated statement of operations for the three months ended April 30, 2021. Upon settlement of the first two tranches, the classification of the remaining 9,000,000 Earnout Shares of the third tranche was changed to equity on March 12, 2021, because the Earnout Shares became an instrument contingently issuable upon the occurrence of the Earnout Triggering Event into a fixed number of Common Shares that is not based on an observable market price or index other than the Company’s own stock price.
The third and final

Earnout Triggering Event for up to 9,000,000 of the Earnout Shares associated with the $30.00 VWAP per share threshold occurred on June 29, 2021, and, after the withholding of some of these Earnout Shares to cover
 tax
withholding obligations,
8,773,596 Earnout Shares were issued on July 1, 2021
.

No
further Earnout Shares remained contingently issuable as of July 31, 2021.

11.	Stock Warrants
In connection with its issuance of Series
H-1
redeemable convertible preferred stock in the fiscal year 2021, the Company issued 22.4 million common stock warrants which were recorded at fair value within additional paid-in
capital in stockholders’ deficit.
In connection with its issuance of Series H redeemable convertible preferred stock in fiscal years 2020 and 2019, the Company issued 0.9 million and 13.2 million common stock warrants, respectively, which were recorded at fair value within additional paid-in
capital in stockholders’ deficit.
Warrants issued and outstanding as of January 31, 2021 and 2020 consisted of the following:
Common Stock Warrants

	January 31, 2021
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common Stock	22,351,053	$6.02	7/31/2030 – 8/6/2030
Common Stock	14,051,462	$9.03	11/16/2028 – 2/14/2029

Total outstanding common stock warrants	36,402,515

	January 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common Stock	14,051,462	$9.03	11/16/2028 – 2/14/2029

Total outstanding common stock warrants	14,051,462

Redeemable Convertible Preferred Stock Warrants

	January 31, 2021 and 2020
	Outstanding Warrants		Expiration Date
	Number of Warrants	Exercise Price
Series B Preferred Stock	2,685	$107.52	4/30/2021
Series D Preferred Stock	1,436,932	$1.24	4/20/2022 – 1/24/2024
Series E Preferred Stock	806,375	$1.24	12/24/2024 – 7/15/2025

Total outstanding redeemable convertible preferred stock warrants	2,245,992

The liability associated with these warrants was subject to remeasurement at each balance sheet date using the Level 3 fair value inputs and was as follows:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Fair value at beginning of period	$2,718	$1,843	$1,455
Change in fair value	73,125	875	388

Fair value at end of period	$75,843	$2,718	$1,843

The Level 3 fair value inputs used in the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

	January 31,
	2021	2020	2019
Expected volatility	80.5%	58.4%	65.0%
Risk-free interest rate	0.1%	1.6%	2.8%
Dividend rate	0.0%	0.0%	0.0%
Expected term (years)	1.4	2.0	2.0
Historically, value was assigned to each class of equity securities using an option pricing model method (“OPM”). In July 2020, the Company began allocating the equity value using a hybrid method that utilizes a combination of the OPM and the probability weighted expected return method (“PWERM”). The PWERM is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values for the Company, assuming various outcomes. As the probability of a transaction with a special purpose acquisition company (“SPAC”) increased, the fair value of the redeemable convertible preferred stock warrant liability increased as of January 31, 2021.